Inventories - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Impairment losses of inventories	$ 0	$ 2,996,333	$ 3,079,997	$ 2,996,333	$ 3,772,066	$ 18,962,254